ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) -Schedule of accumulated other comprehensive income (loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning Balance	¥ 453,074		¥ (207,882)	¥ (68,440)
Foreign currency translation adjustments, net of tax of nil	102,268		660,956	(139,442)
Ending Balance	¥ 555,342	$ 78,218	¥ 453,074	¥ (207,882)